Exhibit 99.1

Nissan Auto Receivables 2021-A Owner Trust

Servicer’s Certificate

Collection Period	31-Jul-21	30/360 Days	30	Collection Period Start	1-Jul-21
Distribution Date	16-Aug-21	Actual/360 Days	32	Collection Period End	31-Jul-21
				Prior Month Settlement Date	15-Jul-21
				Current Month Settlement Date	16-Aug-21

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Pool Balance		1,113,826,202.14	1,077,778,959.50	1,042,742,947.12	1.001033
Yield Supplement Overcollaterization		72,159,533.65	69,003,113.70	65,930,378.46
Total Adjusted Pool Balance		1,041,666,668.49	1,008,775,845.80	976,812,568.66
Total Adjusted Securities		1,041,666,668.49	1,008,775,845.80	976,812,568.66	0.937740
Class A-1 Notes	0.05908%	172,000,000.00	139,109,177.31	107,145,900.17	0.622941
Class A-2a Notes	0.16000%	356,500,000.00	356,500,000.00	356,500,000.00	1.000000
Class A-2b Notes	0.00000%	0.00	0.00	0.00	0.000000
Class A-3 Notes	0.33000%	356,500,000.00	356,500,000.00	356,500,000.00	1.000000
Class A-4 Notes	0.57000%	115,000,000.00	115,000,000.00	115,000,000.00	1.000000
Certificates	0.00000%	41,666,668.49	41,666,668.49	41,666,668.49	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	31,963,277.14	7,305.40	185.8330066	0.0424733
Class A-2a Notes	0.00	47,533.33	—	0.1333333
Class A-2b Notes	0.00	0.00	—	—
Class A-3 Notes	0.00	98,037.50	—	0.2750000
Class A-4 Notes	0.00	54,625.00	—	0.4750000
Certificates	0.00	0.00	—	—

Total Securities	31,963,277.14	207,501.23

I. COLLECTIONS

Interest:
Interest Collections				1,464,524.14
Repurchased Loan Proceeds Related to Interest				0.00

Total Interest Collections				1,464,524.14
Principal:
Principal Collections				34,834,535.25
Repurchased Loan Proceeds Related to Principal				0.00

Total Principal Collections				34,834,535.25
Recoveries of Defaulted Receivables				0.00

Total Collections				36,299,059.39

II. COLLATERAL POOL BALANCE DATA

			Number	Amount
Adjusted Pool Balance - Beginning of Period			48,852	1,008,775,845.80
Total Principal Payment				31,963,277.14

			48,181	976,812,568.66

Nissan Auto Receivables 2021-A Owner Trust

Servicer’s Certificate

III. DISTRIBUTIONS

Total Collections	36,299,059.39
Reserve Account Draw	0.00
Total Available for Distribution	36,299,059.39
1. Reimbursement of Advance	0.00
2. Servicing Fee:
Servicing Fee Due	898,149.13
Servicing Fee Paid	898,149.13
Servicing Fee Shortfall	0.00
3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	7,305.40
Class A-1 Notes Monthly Interest Paid	7,305.40
Change in Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest Distributable Amount	47,533.33
Class A-2a Notes Monthly Interest Paid	47,533.33
Change in Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest Distributable Amount	0.00
Class A-2b Notes Monthly Interest Paid	0.00
Change in Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	98,037.50
Class A-3 Notes Monthly Interest Paid	98,037.50
Change in Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	54,625.00
Class A-4 Notes Monthly Interest Paid	54,625.00
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Nissan Auto Receivables 2021-A Owner Trust

Servicer’s Certificate

Total Note Monthly Interest
Total Note Monthly Interest Due		207,501.23
Total Note Monthly Interest Paid		207,501.23
Total Note Interest Carryover Shortfall		0.00
Change in Total Note Interest Carryover Shortfall		0.00
Total Available for Principal Distribution		35,193,409.03
4. Total Monthly Principal Paid on the Notes		31,963,277.14
Total Noteholders’ Principal Carryover Shortfall		0.00
Total Noteholders’ Principal Distributable Amount		31,963,277.14
Change in Total Noteholders’ Principal Carryover Shortfall		0.00
5. Total Monthly Principal Paid on the Certificates		0.00
Total Certificateholders’ Principal Carryover Shortfall		0.00
Total Certificateholders’ Principal Distributable Amount		0.00
Change in Total Certificateholders’ Principal Carryover Shortfall		0.00
Remaining Available Collections		3,230,131.89
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Certificateholder		3,230,131.89

V. RESERVE ACCOUNT

Initial Reserve Account Amount		2,604,166.67
Required Reserve Account Amount		2,604,166.67
Beginning Reserve Account Balance		2,604,166.67
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		2,604,166.67
Required Reserve Account Amount for Next Period		2,604,166.67

VI. POOL STATISTICS

Weighted Average Coupon		1.63%
Weighted Average Remaining Maturity		53.85

	Amount	Number
Principal on Defaulted Receivables	201,477.13	7
Principal Recoveries of Defaulted Receivables	0.00

Monthly Net Losses	201,477.13
Pool Balance at Beginning of Collection Period	1,077,778,959.50
Net Loss Ratio for Third Preceding Collection Period	0.00%
Net Loss Ratio for Second Preceding Collection Period	0.00%
Net Loss Ratio for Preceding Collection Period	0.02%
Net Loss Ratio for Current Collection Period	0.22%
Four-Month Average Net Loss Ratio	0.06%
Cumulative Net Losses for all Periods	217,640.58

Nissan Auto Receivables 2021-A Owner Trust

Servicer’s Certificate

	Amount	Number	% of Receivables (EOP Balance)
Delinquent Receivables:
31-60 Days Delinquent	1,387,645.05	63	0.13%
61-90 Days Delinquent	113,644.93	7	0.01%
91-120 Days Delinquent	0.00	0	0.00%
More than 120 Days	0.00	0	0.00%

Total 31+ Days Delinquent Receivables:	1,501,289.98	70	0.14%
61+ Days Delinquencies as Percentage of Receivables (EOP):
Delinquency Ratio for Third Preceding Collection Period	0.00%	0.00%
Delinquency Ratio for Second Preceding Collection Period	0.00%	0.00%
Delinquency Ratio for Preceding Collection Period	0.00%	0.00%
Delinquency Ratio for Current Collection Period	0.01%	0.01%
Four-Month Average Delinquency Ratio	0.00%	0.00%
60 Day Delinquent Receivables	113,644.93
Delinquency Percentage	0.01%
Delinquency Trigger	4.90%
Does the Delinquency Percentage exceed the Delinquency Trigger?	No
Principal Balance of Extensions	2,261,293.55
Number of Extensions	80

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been a material change in practices with respect to charge-offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

		NO

2. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?		NO

3. Has there been an issuance of notes or other securities backed by the Receivables?		NO

4. Has there been a material change in the underwriting, origination or acquisition of Receivables?		NO